Property, Plant, and Equipment, Net - Schedule of Property Plant and Equipment Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 150,968	$ 134,968	$ 101,154
Accumulated depreciation and amortization	(47,482)	(43,802)	(33,422)
Property, plant and equipment, net	103,486	91,166	67,732
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	77,330	70,481	49,078
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,590	13,449	14,047
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,994	16,818	14,259
Office Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,945	6,403	3,691
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,412	15,883	15,140
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	348	342	279
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,349	$ 11,592	$ 4,660